Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Situs Holdings, LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Mar
12,
2024
Feb
12,
2024
Apr
12,
2024
Feb 29, 2024
Mar 06, 2024
First Payment Date:
Closing Date:
Rated Final Distribution Date::
Apr 1
1, 2014
Mar 20, 2014
Mar 1
1, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Interest Adjustment Reconciliation
Page
8
Appraisal Reduction Report Page
9
Loan Level Detail Page
10
Historical Loan Modification Report Page
13
REO Status Report Page
14
REO Additional Detail Page
15
Material Breaches and Document Defects
Page
16
Mortgage Loan Characteristics
Page
17
Historical Delinquency & Liquidation (Stated)
Page
21
Delinquency Summary Report Page
22
Historical Liquidation Loss Loan Detail
Page
23
Bond/Collateral Realized Loss Reconciliation
Page
24
Additional Loan Detail Page
25
Investor Notice Page
26

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.199000%
A-2
2.790000%
Balance
49,387,000.00
125,716,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.753000%
215,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
4.023000%
246,848,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
3.552000%
74,468,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.000000%
777,479,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.264597%
50,816,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-C
0.500000%
21,596,000.00
21,596,000.00
0.00
8,998.33
8,998.33
0.00
0.00
X-D
1.404597%
60,979,707.00
57,744,098.02
0.00
67,589.31
67,589.31
0.00
52,031,018.39
A-S
4.345000%
66,060,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
B
4.805000%
50,816,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
100.00%
C 5.069597%
D 5.069597%
E
4.569597%
50,816,000.00
54,627,000.00
21,596,000.00
48,856,664.76
54,627,000.00
21,596,000.00
48,856,664.76
54,627,000.00
21,596,000.00
206,402.99
460,287.95
163,899.65
49,063,067.74
55,087,287.95
21,759,899.65
0.00
0.00
0.00
0.00
0.00
0.00
F
3.665000%
11,434,000.00
11,434,000.00
5,522,978.97
69,949.34
5,592,928.31
0.00
5,911,021.03
G
3.665000%
R 0.000000%
PEZ
N/A
49,545,707.00
0.00
0.00
46,310,098.02
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
190,100.67
0.00
0.00
46,119,997.36
0.00
0.00
Totals:
1,016,313,707.00
182,823,762.78
130,602,643.72
977,127.56
131,579,771.29
190,100.67
52,031,018.39
PA
YMENT DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
4.345000%
B
4.805000%
Balance
0.00
0.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Exchanged
100.00%
100.00%
C
5.069597%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
17322AAA0
A-2
17322AAB8
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
17322AAC6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322AAD4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
17322AAE2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
17322AAJ1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-B
17322AAK8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-C
17322AAV4
1000.00000000
0.00000000
0.41666667
0.41666667
0.00000000
0.00000000
X-D
17322AAX0
946.93957817
0.00000000
1.10839013
1.10839013
0.00000000
853.25136754
A-S
17322AAF9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
17322AAG7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
17322AAH5
D 17322AAM4
E
17322AAP7
961.44255268
1000.00000000
1000.00000000
961.44255268
1000.00000000
1000.00000000
4.06177162
8.42601546
7.58935226
965.50432429
1008.42601546
1007.58935226
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
17322AAR3
1000.00000000
483.03121976
6.11766127
489.14888103
0.00000000
516.96878024
G
17322AAT9
R
17322AAZ5
PEZ
17322AAL6
934.69446350
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
3.83687464
0.00000000
0.00000000
930.85758887
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
48,856,664.76
128,365.72
48,728,299.04
0.00
0.00
0.00
0.00
D
54,627,000.00
143,526.66
54,483,473.34
0.00
0.00
0.00
0.00
E
21,596,000.00
56,741.21
21,539,258.79
0.00
0.00
0.00
0.00
F
11,434,000.00
14,511.04
5,508,467.92
0.00
0.00
5,911,021.03
0.00
G
PEZ
46,310,098.02
0.00
0.00
0.00
0.00
0.00
190,100.67
0.00
0.00
0.00
46,119,997.36
0.00
3,425,709.64
0.00
Totals:
182,823,762.78
343,144.63
130,259,499.09
190,100.67
0.00
52,031,018.39
3,425,709.64
PRINCI
P
AL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-C
8,998.33
0.00
0.00
0.00
0.00
8,998.33
0.00
X-D
67,589.31
0.00
0.00
0.00
0.00
67,589.31
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
206,402.99
D
230,780.71
E
82,237.51
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(229,507.23)
(81,662.14)
0.00
0.00
0.00
206,402.99
460,287.95
163,899.65
0.00
0.00
0.00
F
34,921.34
0.00
0.00
(35,028.00)
0.00
69,949.34
0.00
G
141,438.76
R
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
141,438.76
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,008,609.56
0.00
0.00
Totals:
772,368.95
0.00
0.00
(204,758.61)
0.00
977,127.56
1,008,609.56
INTEREST DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024

Interest
Fees
Scheduled Interest
739,576.93
Master Servicing Fee
1,923.22
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
220.91
Deferred Interest
0.00
Operating Advisor Fee
184.09
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
9,541.67
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
35,193.87
Liquidation Fee
0.00
Interest Collections
774,770.80
Special Serv Fee plus Adj.
9,541.67
CREFC Intellectual Property
Royalty License Fee
73.63
CCRE Strip
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
343,644.10
Fee Distributions
11,943.52
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
130,449,100.29
0.00
130,792,744.39
Reimbursed for Interest on Advances
0.00
Net ASER Amount
28,300.38
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
(52,500.00)
(24,199.62)
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
977,127.56
Principal Distribution
Yield Maintenance
130,602,643.72
0.00
Prepayment Premium
0.00
Payments to Certificateholders
131,579,771.29
Total Collections
131,567,515.19
Total Distribution
131,567,515.19
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024

Stated Principal Balance
P&I Advances:
Beginning
Ending
182,823,762.78
52,031,018.39
P & I Advances
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
1,210,427.20
Ending pool Factor
0.051196
Ending Loan Count
3
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
1
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.8543598%
Controlling Class:
G
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Controlling Class Representative:
Prime Finance CMBS B-Piece Holdco VII, L.P
CCRE Strip for the Distribution Date
0.00
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024

INTEREST ADJUSTMENT RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
6,041.67
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
28,300.38
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
1
1,157,052.26
0.00
0.00
0.00
0.00
0.00
0.00
-52,500.00
7
19
29
41,157,052.26
Count:
Totals:
3
9,541.67
0.00
0.00
28,300.38
0.00
0.00
0.00
0.00
0.00
0.00
-52,500.00
Total Interest Shortfall hitting the Trust:
-14,657.95
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
19
1
1/01/2022
6,691,715.64
12/06/2023
6,200,000.00
10/15/2023
28,300.38
497,357.1
1
Count:
1
Totals:
6,691,715.64
6,200,000.00
28,300.38
497,357.1
1

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
12/31/22
239,100.62
212,533.88
03/01/24
03/01/24
0.00
0
156,939.67
0.00
0
139,501.93
0.00
4.910
0.00
4.910
0.00
1.42
0.00
0.00
AZ
AZ
P
A
P
A
MI
GA
151,431.33
1
16,966.67
03/06/24
12/06/23
0.00
0 99,024.71
0.00
5
1
16,966.67
0.00
4.880
30,000,000.00 4.840
0.00
2.41
0.00
0.85
12/31/23
12/31/22
1
V
arious
2
Mixed Use
2A Mixed Use
3
Office
3A Office
4
Multifamily
5
Mixed Use
6
V
arious
7
Retail
8
Office
147,979.63
03/06/24
0.00
0
94,929.31
0.00
5.350
0.00
1.44
12/31/23
01/18/24
NY
NY
NY
IL
CA
75,049.98
1
1/01/22
0.00
5
47,840.68
1
1,157,052.26
5.310
0.00
0.00
NY
MI
TX
TX
AZ
IN
05/20/20
AL
TX
72,473.1
1
02/06/24
0.00
5
48,372.28
10,873,966.13
5.510
0.00
1.66
12/31/23
CA
KY
CA
MS
UT
GA
P
A
CA
GA
FL
WA
NY
TX
TX
TX
9
Multifamily
10
Office
1
1
Office
12 V
arious
13
Retail
14
Mobile Home
15
Multifamily
16
Retail
17
Retail
18
Multifamily
19
Retail
20
Office
21 V
arious
22
Mixed Use
23 V
arious
24
Multifamily
25
Multifamily
26
Retail
27
Mixed Use
28
Office
29
Retail
30
Mixed Use
31
Lodging
32
Retail
33
Mixed Use
34 V
arious
35
Mixed Use
36
Retail
37
Multifamily
38
Retail
39
V
arious
01/06/24
01/01/24
N
01/01/24
N
12/06/18
12/06/18
12/06/23
02/06/24
03/06/24
N
01/06/24
N
01/06/24
02/06/24
N
02/06/24
03/06/24
02/06/19
01/06/24
01/06/24
12/06/23
02/06/24
01/06/24
01/06/24
01/01/24
N
01/06/24
N
02/06/24
02/06/24
01/06/24
01/01/24
12/06/23
02/06/24
12/05/23
01/06/24
02/06/24
12/06/23
12/06/23
01/06/19
02/05/19
01/06/19
01/06/24
01/06/24
1
1/06/23
01/06/24
01/06/24
05/14/18
39,596,384.54
02/26/24
35,196,786.74
02/26/24
09/06/18
09/06/18
09/06/23
1
1/06/23
25,137,597.99
03/06/24
0.00
01/05/24
21,973,731.29
03/06/24
02/01/24
12/06/23
12/06/18
10/06/23
10/06/23
09/06/23
02/05/24
01/05/24
1
1/28/23
0.00
0.00
1
1/06/23
01/05/24
06/17/22
09/29/23
09/06/23
1
1/06/23
12/05/23
09/06/23
02/06/24
10/06/23
12/06/23
12/05/18
01/31/19
07/15/16
06/25/21
12/05/23
08/04/23
10/06/23
01/05/24

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
CA
CA
V
A
CA
GA
0.00
03/06/24
0.00
0
17,447.56
5.015
33,664.20
0.00
1.74
12/31/22
0.00
03/05/24
0.00
0
18,554.12
5.410
34,021.61
0.00
0.00
FL
IL
TX
07/07/20
CO
AZ
LA
V
A
NC
FL
IL
CA
IL
CA
FL
MD
CO
DE
IN
TX
IL
TX
TX
OR
TX
SC
AZ
TX
SC
40
41
42
43
44
45
46
47
48
49
50
51
52
53
54
55
56
57
58
59
60
61
62
63
64
65
66
67
68
69
70
71
72
73
74
75
76
77
78
Retail
Retail
Multifamily
Retail
Retail
V
arious
Multifamily
Mobile Home
Multifamily
Lodging
Multifamily
Retail
Retail
Multifamily
Multifamily
Multifamily
Office
Multifamily
Retail
Multifamily
Retail
Retail
Retail
Retail
Office
Retail
Retail
Multifamily
Multifamily
Multifamily
Retail
Self Storage
Retail
Multifamily
V
arious
V
arious
Self Storage
Retail
Multifamily
V
A
GA
MI
01/06/24
01/05/24
01/06/24
01/05/24
02/06/24
02/06/24
02/06/19
03/06/24
N
02/06/24
03/05/24
N
01/01/24
01/05/24
01/06/19
01/05/24
01/01/24
02/06/24
12/06/23
01/06/24
01/05/24
02/06/24
02/06/24
12/06/23
02/05/24
12/06/23
01/01/24
02/06/24
12/06/23
12/06/23
01/06/24
02/05/24
02/05/24
01/05/24
01/01/24
12/06/23
01/06/24
01/06/24
01/05/24
02/06/24
12/06/23
10/06/23
12/21/23
06/04/20
12/01/23
02/06/24
1
1/06/23
12/06/18
4,302,635.61
03/05/24
1
1/06/23
4,241,964.12
03/05/24
12/29/23
12/06/23
1
1/28/18
10/05/23
01/08/24
01/29/24
12/06/23
12/22/23
01/04/24
1
1/06/23
02/06/24
12/06/23
1
1/06/23
08/22/23
09/29/23
02/06/24
10/30/23
10/27/16
1
1/06/23
02/05/24
02/02/24
01/05/24
09/29/23
12/06/23
10/06/23
01/05/24
01/08/24
1
1/30/23
12/06/23
52,031,018.39
1,083,221.03
130,449,100.29
Totals:
Count:
80
0.00
739,576.93
0.00

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

REO S
TA
TUS REPORT
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
19
AL
Montgomery
Retail
13,500,000.00
1
1,157,052.26
1
1/10/2022
12,671,225.43
6,200,000.00
10/15/2023
10/31/2024
1,165,61
1.00
Count:
1
Totals:
13,500,000.00
1
1,157,052.26
12,671,225.43
6,200,000.00
1,165,61
1.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

30M
to
34.9M
10M
to
14.9M
0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Count
0M
to
4.9M
0
10M
to
14.9M
2
30M
to
34.9M
1
0
10
20
Total
3
$52,031,018.39
100.00%
30
$22,031,018.39
42.34%
40
$30,000,000.00
57.66%
Balance ($)
%
50
$0.00
0.00%
Remaining Principal Balance
60
Count
Balance ($)
%
4.750% - 4.990%
5.250% - 5.490%
5.500% - 5.740%
1
$30,000,000.00
57.66%
1
$
1
1,157,052.26
21.44%
1
$10,873,966.13
20.90%
Total
3
$52,031,018.39
100.00%
Total Weighted Average Rate: 5.08%
0
10
20
30
40
50
Gross Rate
60
4.750% -
4.990%
5.250% -
5.490%
5.500% -
5.740%

NEW YORK
ALABAMA
TEXAS
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Count
Balance ($)
%
NEW YORK
ALABAMA
TEXAS
1
$30,000,000.00
57.66%
1
$
1
1,157,052.26
21.44%
1
$10,873,966.13
20.90%
Geographic Distribution by State
0
10
20
30
40
50
Total
3
$52,031,018.39
100.00%
60
Office
Retail
2
$41,157,052.26
79.10%
Property
T
ype
Office
Count
Balance ($)
%
20.9
1
$10,873,966.13
20.90%
Retail
79.1
Total
3
$52,031,018.39
100.00%
Office
20.9%
Retail
79.1%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
$52,031,018.39
100.00%
120 -
122
3
Total
3
Total Weighted Average Seasoning:
122
20
40
$52,031,018.39
100.00%
60
Months
Count
Balance ($)
%
80
Seasoning
100
0
120 -
122
Total Weighted Average Remaining Months:
1
20
40
0 -
2
3
$52,031,018.39
100.00%
Total
3
$52,031,018.39
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

1.000 - 1.490
1.500 - 1.990
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
1.000 - 1.490
2
1.500 - 1.990
1
Total
3
Total Weighted Average DSCR:
1.30
0
10
20
$41,157,052.26
79.10%
50
$10,873,966.13
20.90%
$52,031,018.39
100.00%
40
30
Count
Balance ($)
%
60
DSCR
80
70
Amortizing Balloon
21.44%
IO Maturity Balloon
57.66%
IO/Amortizing/Balloon
20.90%
Amortizing Balloon
21.44%
IO Maturity Balloon
57.66%
IO/Amortizing/Balloon 20.90%
Total:
100.00%
Count
Amortizing Balloon
1
IO Maturity Balloon
1
Balance ($)
%
$1
1,157,052.26
21.44%
$30,000,000.00
57.66%
IO/Amortizing/Balloon
1
$10,873,966.13
20.90%
Total
3
$52,031,018.39
100.00%
Amortization
T
ype

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Mar 2024
0
0.00
0.0%
1
30,000,000.00
57.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,157,052.26
21.4%
6
130,741,434.26
251.3%
Feb 2024
1
30,000,000.00
16.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,184,261.56
6.1%
9
69,134,333.99
37.8%
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,208,062.67
4.4%
12
84,984,032.66
33.7%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,231,755.45
3.3%
12
82,495,868.65
24.4%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,256,993.23
2.7%
9
75,569,593.12
18.0%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,280,463.29
2.3%
10
75,698,592.47
15.2%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,305,486.49
2.0%
5
76,212,408.14
13.3%
Aug 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,328,735.83
1.7%
1
6,755,004.14
1.0%
Jul 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,351,879.34
1.7%
0
0.00
0.0%
Jun 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,376,587.92
1.7%
0
0.00
0.0%
May 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,399,513.62
1.7%
0
0.00
0.0%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,424,012.35
1.7%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,446,722.19
1.7%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,474,382.97
1.7%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,496,863.54
1.7%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Current
1
30 - 59 days
1
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
10,873,966.13
20.90%
10,898,066.96
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
10,873,966.13
20.90%
10,898,066.96
30,000,000.00
0.00
57.66% 0.00%
30,000,000.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
1
0
30,000,000.00
0.00
57.66%
0.00%
30,000,000.00
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
1
0.00
1
1,157,052.26
0.00% 21.44%
0.00
1
1,543,213.05
0
1
0.00
11,157,052.26
0.00%
21.44%
0.00
11,543,213.05
40,873,966.13
78.56%
40,898,066.96
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
11,157,052.26
21.44%
11,543,213.05
3
52,031,018.39
100.00%
52,441,280.01
Group 1
121 + days
TOTAL
Current
0
2
121
+
days
30
-
59
days
Current
20.9%
30
-
59
days
57.7%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
21.4%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
7,951,404.74
14,000,000.00
6,828,051.46
266,437.49
6,561,613.97
1,389,790.77
35
3
Jul 2021
6,828,051.46
266,437.49
6,561,613.97
1,389,790.77
Totals:
Count:
1
7,951,404.74
14,000,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
35
7,951,404.74
1,443,359.98
0.00
0.00
0.00
0.00
Jul 2021
0.00
1,443,359.98
0.00
0.00
35
1,389,790.77
1,443,359.98
0.00
0.00
0.00
Nov 2021
(53,569.21)
1,389,790.77
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
(53,569.21)
1,389,790.77
1,389,790.77
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

ADDITIONAL LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.
INVESTOR NOTICE
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
March 2024